Deposits and Subordinated Debt - Summary of maturity schedule for deposits greater than one hundred thousand dollars booked in Canada (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 787,376	$ 769,478	$ 704,949
CANADA
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	527,563	515,290
CANADA | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	244,815	230,475
CANADA | Less than 3 months [member] | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	45,998	46,792
CANADA | 3 to 6 months [member] | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	31,946	28,826
CANADA | 6 to 12 months [member] | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	57,018	55,288
CANADA | Over 12 months [member] | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits	$ 109,853	$ 99,569